Property, Equipment and Rou Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Equipment and Rou Assets, Net [Line Items]
Depreciation expense	$ 50,204	$ 47,742
General and administrative expenses [Member]
Property, Equipment and Rou Assets, Net [Line Items]
Depreciation expense	$ 321,885	$ 384,918